Note 5 - Other Assets (Tables)	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2022	2021	2021

Accounts receivable	$2,938	$2,643	$2,604
Prepaid expenses and other	16,881	12,699	9,726
Property and equipment	6,905	7,075	7,643
Right-of-use assets	4,643	4,817	5,337
Deferred income tax asset	2,868	2,931	4,286
Investment	953	953	-
Goodwill	5,754	5,754	5,754
Intangible assets	3,527	3,641	3,886

Total other assets	$44,469	$40,513	$39,236